Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

26. CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

The condensed financial statements of Sun Bancorp, Inc. are as follows:

CONDENSED STATEMENTS OF FINANCIAL CONDITION

	September 30,	September 30,
December 31,	2011	2010
Assets:
Cash and due from banks	$47,614	$12,529
Investments in subsidiaries:
Bank subsidiaries	417,323	345,791
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	1,302	1,838

Total assets	$469,025	$362,944

Liabilities and Shareholders’ Equity:
Liabilities
Junior subordinated debentures	$92,786	$92,786
Other liabilities	2,166	1,916

Total liabilities	94,952	94,702
Shareholders’ equity	374,073	268,242

Total liabilities and shareholders’ equity	$469,025	$362,944

CONDENSED STATEMENTS OF OPERATIONS

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Interest expense	$(2,997)	$(4,117)	$(4,423)
Management fee	5,172	6,936	5,491
Other expenses	(5,054)	(6,734)	(5,320)

Loss before equity in undistributed loss of subsidiaries and income tax benefit	(2,879)	(3,915)	(4,252)
Equity in undistributed loss of subsidiaries	(65,614)	(182,850)	(14,352)
Income tax benefit	988	1,347	1,473

Net loss	$(67,505)	$(185,418)	$(17,131)
Preferred stock dividends and discount accretion	—	—	5,351

Net loss available to common shareholders	$(67,505)	$(185,418)	$(22,482)

CONDENSED STATEMENTS OF CASH FLOWS

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Operating activities:
Net loss	$(67,505)	$(185,418)	$(17,131)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	65,614	182,849	14,352
Stock-based compensation	110	2,612	—
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	498	(61)	1,581
Accounts payable and other liabilities	291	555	713

Net cash (used in) provided by operating activities	(992)	537	(485)

Investing activities:
Payments for investments in and advances to subsidiaries	(64,000)	(103,173)	—
Dividends from subsidiary	—	—	4,262

Net cash (used in) provided by investing activities	(64,000)	(103,173)	4,262

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Financing activities:
Proceeds from issuance of preferred stock and warrant	—	88,009	89,310
Redemption of preferred stock	—	(88,009)	(89,310)
Redemption of preferred warrant	—	—	(2,100)
Payment of preferred stock dividend	—	—	(1,104)
Preferred stock issuance costs	—	(7,495)	(112)
Proceeds from issuance of common stock	100,077	106,839	765
Payments for fractional interests resulting from stock dividend	—	—	(3)

Net cash provided by (used in) financing activities	100,077	99,344	(2,554)

Net increase (decrease) in cash	35,085	(3,292)	1,223
Cash, beginning of year	12,529	15,821	14,598

Cash, end of year	$47,614	$12,529	$15,821

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